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                                    FORM 13F

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                               FORM 13F COVER PAGE

         Report for the Calendar Year or Quarter Ended: March 31, 2010

           Check here if Amendment [ ]; Amendment Number: __________

                       This Amendment (Check only one.):

                              [ ] is a restatement.

                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Advisors, LLC
Address: 3953 Maple Avenue, Suite 180
         Dallas, Texas 75219

Form 13F File Number: 28-11321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert J. Raymond
Title: Member
Phone: (214) 871-8680

Signature, Place, and Date of Signing:


/s/ Robert J. Raymond
------------------------------------
(Signature)

Dallas, Texas
City, State)

May 5, 2010
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          33
Form 13F Information Table Value Total:    $479,636
                                        (thousands)

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None


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                           FORM 13F INFORMATION TABLE

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

             COLUMN 1                 COLUMN 2      COLUMN 3  COLUMN 4        COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
--------------------------------- ---------------- --------- ---------- ------------------ ---------- -------- ---------------------
                                                                                                                  VOTING AUTHORITY
                                                               VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
        NAME OF ISSUER             TITLE OF CLASS    CUSIP   (X $1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------------------------- ---------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------ ----
BP Prudhoe Bay Rty Tr               UNIT BEN INT   055630107  2,051,000    21,000  SH         SOLE                21,000
Contango Oil & Gas Co                    COM       21075N204  8,617,000   168,000  SH         SOLE               168,000
Continental Resources Inc                COM       212015101  1,438,000    34,000  SH         SOLE                34,000
Copano Energy LLC                     COM UNITS    217202100 64,697,000 2,673,000  SH         SOLE             2,673,000
CREDO Pete Corp                     COM PAR $0.10  225439207 18,168,000 1,837,000  SH         SOLE             1,837,000
Eagle Rock Energy Partners LP           UNIT       26985R104 16,848,000 2,691,000  SH         SOLE             2,691,000
El Paso Pipeline Partners LP        COM UNIT LPI   283702108    773,000    28,000  SH         SOLE                28,000
Energy Transfer Equity LP          COM UT LTD PTN  29273V100  1,035,000    31,000  SH         SOLE                31,000
Energy Transfer Partners LP        UNIT LTD PARTN  29273R109  1,804,000    39,000  SH         SOLE                39,000
Enterprise Products Partners, LP         COM       293792107  2,811,000    81,000  SH         SOLE                81,000
EOG Resources Inc                        COM       26875P101  7,435,000    80,000  SH         SOLE                80,000
Genesis Energy LP                  UNIT LTD PARTN  371927104 20,904,000 1,073,000  SH         SOLE             1,073,000
Kinder Morgan Energy Partners, LP  UT LTD PARTNER  494550106  1,622,000    25,000  SH         SOLE                25,000
Legacy Reserves LP                   UNIT LP INT   524707304 19,295,000   838,000  SH         SOLE               838,000
Linn Energy LLC                     UNIT LTD LIAB  536020100 43,184,000 1,679,000  SH         SOLE             1,679,000
Magellan Midstream Partners, LP    COM UNIT RP LP  559080106  2,338,000    49,000  SH         SOLE                49,000
MV Oil Trust                          TR UNITS     553859109  3,341,000   132,000  SH         SOLE               132,000
Newfield Expl Co Com                     COM       651290108  1,562,000    30,000  SH         SOLE                30,000
Noble Energy Inc                         COM       655044105  5,840,000    80,000  SH         SOLE                80,000
NuStar Energy, LP                     UNIT COM     67058H102  8,777,000   145,000  SH         SOLE               145,000
Nustar GP Holdings LLC                UNIT COM     67059L102    886,000    30,000  SH         SOLE                30,000
Plains All American Pipeline LP    UNIT LTD PARTN  726503105 79,752,000 1,402,000  SH         SOLE             1,402,000
Proshares TR Ultrashort S&P 500   PSHS ULSHT SP500 74347R883  8,367,000   270,000  SH         SOLE               270,000
Quicksilver Resources Inc                COM       74837R104  1,743,000   124,000  SH         SOLE               124,000
Rosetta Resources Inc                    COM       777779307    707,000    30,000  SH PUT     SOLE                30,000
Rosetta Resources Inc                    COM       777779307  4,983,000   212,000  SH         SOLE               212,000
Regency Energy Partners, LP         COM UNITS LP   75885Y107 76,420,000 3,482,000  SH         SOLE             3,482,000
Sunoco Logistics Partners, LP         COM UNITS    86764L108    274,000     4,000  SH         SOLE                 4,000
Targa Res Partners, LP                COM UNIT     87611X105 10,483,000   395,000  SH         SOLE               395,000
Transatlantic Petroleum Ltd              SHS       G89982105 14,552,000 4,182,000  SH         SOLE             4,182,000
Western Gas Partners LP            COM UNIT LP IN  958254104 18,498,000   838,000  SH         SOLE               838,000
Williams Partners LP                 COM UNIT LP   96950F104 29,644,000   737,000  SH         SOLE               737,000
Williams Pipeline Partners LP      COM UNIT LP IN  96950K103    787,000    26,000  SH         SOLE                26,000
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